Document And Entity Information	0 Months Ended
Apr. 01, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Apr. 01, 2014
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Apr. 01, 2014
Document Effective Date	Apr. 01, 2014
Prospectus Date	Apr. 01, 2014